Derivative and Hedging Instruments - Fair Value Hierarchy of Derivative Instruments (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about hedging instruments [line items]
Fair value, assets	$ 9,628	$ 8,667
Fair value, liabilities	14,347	14,247
Interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Fair value, liabilities	10,367	10,954
Foreign currency swaps
Disclosure of detailed information about hedging instruments [line items]
Fair value, liabilities	3,952	3,230
Equity contracts
Disclosure of detailed information about hedging instruments [line items]
Fair value, liabilities	28	63
Level 1
Disclosure of detailed information about hedging instruments [line items]
Fair value, assets	0	0
Fair value, liabilities	0	0
Level 1 | Interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Fair value, liabilities	0	0
Level 1 | Foreign currency swaps
Disclosure of detailed information about hedging instruments [line items]
Fair value, liabilities	0	0
Level 1 | Equity contracts
Disclosure of detailed information about hedging instruments [line items]
Fair value, liabilities	0	0
Level 2
Disclosure of detailed information about hedging instruments [line items]
Fair value, assets	9,555	8,500
Fair value, liabilities	14,278	10,845
Level 2 | Interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Fair value, liabilities	10,307	7,571
Level 2 | Foreign currency swaps
Disclosure of detailed information about hedging instruments [line items]
Fair value, liabilities	3,949	3,227
Level 2 | Equity contracts
Disclosure of detailed information about hedging instruments [line items]
Fair value, liabilities	22	47
Level 3
Disclosure of detailed information about hedging instruments [line items]
Fair value, assets	73	167
Fair value, liabilities	69	3,402
Level 3 | Interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Fair value, liabilities	60	3,383
Level 3 | Foreign currency swaps
Disclosure of detailed information about hedging instruments [line items]
Fair value, liabilities	3	3
Level 3 | Equity contracts
Disclosure of detailed information about hedging instruments [line items]
Fair value, liabilities	6	16
Interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Fair value, assets	5,403	5,193
Interest rate swaps | Level 1
Disclosure of detailed information about hedging instruments [line items]
Fair value, assets	0	0
Interest rate swaps | Level 2
Disclosure of detailed information about hedging instruments [line items]
Fair value, assets	5,380	5,026
Interest rate swaps | Level 3
Disclosure of detailed information about hedging instruments [line items]
Fair value, assets	23	167
Foreign currency swaps
Disclosure of detailed information about hedging instruments [line items]
Fair value, assets	3,218	2,742
Foreign currency swaps | Level 1
Disclosure of detailed information about hedging instruments [line items]
Fair value, assets	0	0
Foreign currency swaps | Level 2
Disclosure of detailed information about hedging instruments [line items]
Fair value, assets	3,218	2,742
Foreign currency swaps | Level 3
Disclosure of detailed information about hedging instruments [line items]
Fair value, assets	0	0
Equity contracts
Disclosure of detailed information about hedging instruments [line items]
Fair value, assets	1,006	730
Equity contracts | Level 1
Disclosure of detailed information about hedging instruments [line items]
Fair value, assets	0	0
Equity contracts | Level 2
Disclosure of detailed information about hedging instruments [line items]
Fair value, assets	956	730
Equity contracts | Level 3
Disclosure of detailed information about hedging instruments [line items]
Fair value, assets	50	0
Credit default swaps
Disclosure of detailed information about hedging instruments [line items]
Fair value, assets	1	2
Credit default swaps | Level 1
Disclosure of detailed information about hedging instruments [line items]
Fair value, assets	0	0
Credit default swaps | Level 2
Disclosure of detailed information about hedging instruments [line items]
Fair value, assets	1	2
Credit default swaps | Level 3
Disclosure of detailed information about hedging instruments [line items]
Fair value, assets	0	0
Equity contracts
Disclosure of detailed information about hedging instruments [line items]
Fair value, assets	1,006	732
Fair value, liabilities	$ 28	$ 57